Expense Example {- Fidelity Freedom® 2015 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-07 - Fidelity Freedom® 2015 Fund - Fidelity Freedom 2015 Fund - Class K	May 29, 2021 USD ($)
Expense Example:
1 year	$ 49
3 years	151
5 years	259
10 years	$ 559